Segmented information	6 Months Ended
Jun. 30, 2020
Segmented information
Segmented information

17.Segmented information

The Company operates in two reportable business segments in Canada.

The two reportable business segments offer different products, require different production processes and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

•	Electric Vehicles – development and manufacture of electric vehicles for mass markets, and
•	Custom build vehicles – development and manufacture of high-end custom-built vehicles.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Three Months Ended June 30, 2020		Three Months Ended June 30, 2019
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$16,676	$—	$159,862
Gross loss	—	(22,146)	—	(6,790)
Operating expenses	6,038,572	61,631	4,851,399	79,741
Other items	6,918,555	(109,234)	(8,214,577)	(436)
Income tax/(recovery)	—	4,675	2,140	(6,419)
Net (income)/loss	12,957,127	(20,782)	(3,361,038)	79,676

	Six months ended June 30, 2020		Six months ended June 30, 2019
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Revenue	$—	$133,489	$—	$261,266
Gross loss	—	(72,428)	—	(1,538)
Operating expenses	12,838,933	123,050	11,010,624	192,261
Other items	1,889,120	(52,806)	6,188,326	2,789
Income tax/(recovery)	—	(26,199)	2,140	(49,175)
Net loss	14,728,053	116,473	17,201,090	147,413

	June 30, 2020		December 31, 2019
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Inventory	$689,884	$619,774	$307, 225	$442,926
Plant and equipment	9,499,568	380,403	9,580,326	410,216